Subsequent Events (Details) (Subsequent Event [Member], USD $)	0 Months Ended
Nov. 11, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, dividends, per share, approved subject to shareholder approval (in dollars per share)	$ 0.72
Common stock, dividends, increase (decrease) per share (in dollars per share)	$ 0.08